Expected credit loss measurement - Sensitivity analysis (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (1,244)	$ (1,091)	$ (1,165)
Weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (580)	$ (526)
ECL with adjusted probabilities of scenario weights in percent of baseline	146.00%	160.00%
Baseline
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (396)	$ (329)
Lifetime weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(1,193)	$ (1,267)
Stage 1 and 2 positions
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ 580